Consolidated Statements of Comprehensive Loss - USD ($) shares in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Profit or loss [abstract]
OPERATING REVENUES	$ 542,800,000	$ 482,200,000
COST OF SALES
Mining and processing	315,600,000	297,000,000
Royalties (note 20)	15,600,000	13,300,000
Amortization	125,600,000	119,000,000
Cost of sales	456,800,000	429,300,000
EXPENSES
Exploration	8,300,000	5,100,000
Corporate and administrative	15,500,000	16,300,000
Share-based compensation (note 13)	6,200,000	10,200,000
Total expenses	486,800,000	460,900,000
EARNINGS FROM OPERATIONS	56,000,000	21,300,000
Finance expense	(9,100,000)	(24,000,000)
Foreign exchange loss	5,000,000	(12,500,000)
Other (loss) gain (note 14)	(600,000)	7,600,000
Loss on redemption of senior secured notes (note 10)	(29,100,000)	0
EARNINGS (LOSS) BEFORE INCOME TAXES	22,200,000	(7,600,000)
INCOME TAXES (note 12)
Current income tax expense	(11,900,000)	(3,800,000)
Deferred income tax recovery (expense)	16,300,000	(6,500,000)
NET EARNINGS (LOSS)	26,600,000	(17,900,000.0)
Items that may be subsequently reclassified to net earnings:
Realized disposition on equity securities, reclassified to net loss	0	(300,000)
Realized disposition on equity securities, reclassified to net loss	0	5,100,000
Gain on currency hedging instruments, net of taxes	6,000,000	0
Items that will not be reclassified to net earnings:
Unrealized gains on equity securities, net of taxes	6,600,000	0
Total other comprehensive income	12,600,000	4,800,000
COMPREHENSIVE INCOME (LOSS)	$ 39,200,000	$ (13,100,000)
EARNINGS (LOSS) PER SHARE (note 13)
- basic (usd per share)	$ 0.09	$ (0.07)
- diluted (usd per share)	$ 0.09	$ (0.07)
Weighted average number of common shares outstanding (000's)
- basic (in shares)	305,521	265,234
- diluted (in shares)	309,021	265,234